Annual Total Returns [BarChart] - THE GABELLI UTILITIES FUND - Class AAA Shares	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	8.04%
Annual Return 2012	4.29%
Annual Return 2013	20.15%
Annual Return 2014	8.89%
Annual Return 2015	(8.25%)
Annual Return 2016	17.00%
Annual Return 2017	8.93%
Annual Return 2018	(2.15%)
Annual Return 2019	18.75%
Annual Return 2020	(3.43%)